Average Annual Total Returns{- Fidelity Large Cap Value Index Fund} - 04.30 Fidelity Large Cap Value Index Fund PRO-10 - Fidelity Large Cap Value Index Fund	Fidelity Large Cap Value Index Fund Return Before Taxes Past 1 year	Fidelity Large Cap Value Index Fund Return Before Taxes Since Inception		Fidelity Large Cap Value Index Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Value Index Fund After Taxes on Distributions Since Inception		Fidelity Large Cap Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Value Index Fund After Taxes on Distributions and Sales Since Inception		RS005 Past 1 year	RS005 Since Inception
Total	2.86%	9.20%	[1]	2.27%	8.46%	[1]	2.05%	7.11%	[1]	2.80%	9.19%	[1]

[1]	(a)From June 7, 2016